UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-02653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/18

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Bond Fund, covering the six-month period from September 1, 2017 through February 28, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of new record highs while bonds generally lost a degree of value over the reporting period. Riskier sectors of the financial markets responded positively to growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation. While the rally was relatively broad-based, growth stocks produced substantially higher returns than value-oriented stocks. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds declined when short-term interest rates and inflation expectations increased, while lower-rated corporate-backed securities fared somewhat better in anticipation of improved business conditions.

The markets’ performance was supported by solid underlying fundamentals, including sustained economic growth, a robust labor market and strong consumer and business confidence. We currently expect these favorable conditions to persist, but we remain watchful for economic and political developments that could negatively affect the markets. Indeed, in February 2018, we witnessed a return of heightened volatility to the financial markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris

President

The Dreyfus Corporation

March 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2017 through February 28, 2018, as provided by Daniel Marques and Daniel Rabasco, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2018, Dreyfus Municipal Bond Fund achieved a total return of -1.15%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), produced a total return of -1.24%.2

Municipal bonds generally produced negative total returns over the reporting period due to bouts of market volatility stemming from rising interest rates and shifting supply-and-demand dynamics in the municipal securities market. The fund produced a higher return than the Index, mainly due to overweighted exposure to higher yielding revenue-backed bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax. The fund invests at least 75% of its assets in municipal bonds rated A or higher or the unrated equivalent as determined by Dreyfus. The fund may invest up to 25% of its assets in municipal bonds rated below A or the unrated equivalent as determined by Dreyfus, including bonds rated below investment-grade quality (“high yield” or “junk” bonds). The dollar-weighted average maturity of the fund’s portfolio is not restricted, but normally exceeds 10 years.

We focus on identifying undervalued sectors and securities, and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market.

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Supply-and-Demand Dynamics Drove Municipal Bonds

In the wake of a sustained market rally, municipal bonds during the reporting period encountered bouts of weakness due to negotiations surrounding federal tax reform legislation. As a result of this uncertainty, states, municipalities, and authorities rushed to market with a flood of newly issued bonds, which put upward pressure on yields and downward pressure on prices. Heightened market volatility continued through January 2018 despite a dearth of new issuance and a return to more favorable supply-and-demand dynamics in the new year. Investors grew concerned that the Federal Reserve Board might raise short-term interest rates more than previously expected in an environment of greater fiscal stimulus, increased economic growth, accelerating inflation, and ballooning federal budget deficits. The market generally stabilized in February when inflation fears eased.

Yields climbed especially sharply among short-term securities, causing yield differences to narrow along the market’s maturity spectrum. Lower rated municipal bonds typically outperformed their higher quality counterparts over the reporting period.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Credit conditions have remained sound in the strong economy, but growth in tax revenues has slowed nationally, and several states are facing pressure from underfunded pension systems.

Revenue-Backed Bonds Supported Fund Results

The fund’s performance compared to the Index was supported during the reporting period by overweighted exposure to higher yielding revenue-backed bonds and underweighted positions among general obligation and escrowed bonds. Results were particularly favorable from bonds backed by hospitals, airports, and the states’ settlement of litigation with U.S. tobacco companies. Successful security selections during the reporting period also included New Jersey appropriation bonds and securities backed by the Illinois Metropolitan Pier and Exposition Authority.

Although disappointments proved relatively mild during the reporting period, overweighted exposure to municipal bonds with maturities in the five- to 15-year range weighed on relative performance. Other laggards included lower yielding bonds backed by public power utilities and other essential municipal services. A modestly long duration posture also constrained relative results in the rising interest rate environment.

A Constructive Investment Posture

Market volatility surrounding the enactment of tax reform legislation and rising short-term interest rates appears to have eased. While sharply lower corporate tax rates could weigh on demand for municipal bonds from banks and insurance companies, modestly lower personal tax rates seem unlikely to dampen demand from individual investors seeking tax-exempt current income, and we expect favorable supply-and-demand dynamics to support municipal bond prices over the foreseeable future. In addition, municipal bonds historically have been less sensitive than U.S. Treasury securities to rising interest rates.

Therefore, we have maintained a constructive investment posture, including an emphasis on higher yielding revenue bonds with longer maturities. Moreover, we recently adjusted the fund’s average duration to a more benchmark-neutral position in anticipation of additional interest rate hikes, and we have placed a greater emphasis on higher quality securities due to narrow yield differences along the market’s credit-quality range.

March 15, 2018

1  Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2  Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bond funds involve increased credit and liquidity risk compared with higher-quality bond funds. Below-investment-grade bonds are considered speculative as to the continuing ability of an issuer to make interest payments and repay principal.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

Auction-rate securities include preferred shares of closed-end funds, long-term debt issued by municipalities, and many other taxable and tax-exempt issuers. The dividend rates on these securities generally reset through bank-managed auctions periodically, including periods ranging from 7 days to 35 days.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Fund from September 1, 2017 to February 28, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2018

Expenses paid per $1,000†	$3.55
Ending value (after expenses)	$988.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2018

Expenses paid per $1,000†	$3.61
Ending value (after expenses)	$1,021.22

† Expenses are equal to the fund’s annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3%
Alabama - 2.4%
Birmingham Water Works Board, Water Revenue	5.00	1/1/33	5,775,000		6,616,706
Jefferson County, Revenue, Refunding	5.00	9/15/35	2,500,000		2,829,700
Jefferson County, Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	20,000,000	[a]	17,142,800
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/28	3,300,000		3,797,475
				30,386,681
Arizona - .6%
La Paz County Industrial Development Authority, Education Facility LR (Charter Schools Solutions-Harmony Public Schools Project)	5.00	2/15/46	1,500,000	[b]	1,548,630
Maricopa County Industrial Development Authority, Revenue (Banner Health)	5.00	1/1/31	1,750,000		2,027,043
Pima County Industrial Development Authority, IDR (Tucson Electric Power Company Project)	5.25	10/1/40	4,185,000		4,495,778
				8,071,451
California - 7.2%
California, GO (Various Purpose)	6.50	4/1/33	15,000,000		15,819,000
California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding Bonds (Kern County Tobacco Funding Corporation)	5.00	6/1/34	5,295,000		5,797,284
California Health Facilities Financing Authority, Revenue (Sutter Health)	5.00	11/15/46	6,750,000		7,579,035
California State Public Works Board, LR (Department of Corrections and Rehabilitation) (Various Correctional Facilities)	5.00	9/1/28	5,000,000		5,745,350
California State Public Works Board, LR (Various Capital Projects)	5.00	12/1/25	5,000,000		5,832,300
California State Public Works Board, LR (Various Capital Projects)	5.00	11/1/38	2,500,000		2,802,825

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
California - 7.2% (continued)
California Statewide Communities Development Authority, Revenue (Kaiser Permanente)	5.00	4/1/42	5,525,000	6,046,339
Golden State Tobacco Securitization Corporation, Revenue	5.00	6/1/28	3,265,000	3,757,460
Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)	5.00	5/15/28	2,850,000	3,180,743
Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)	5.00	5/15/33	5,000,000	5,526,400
Sacramento County, Airport System Senior Revenue	5.75	7/1/39	5,000,000	5,072,350
San Diego County Regional Airport Authority, Senior Airport Revenue	5.00	7/1/43	6,000,000	6,555,900
San Francisco City and County Airport Commission, Second Series Revenue (San Francisco International Airport)	5.00	5/1/41	12,500,000	13,877,125
University of California Regents, Medical Center Pooled Revenue	5.00	5/15/43	5,000,000	5,588,000
				93,180,111
Colorado - 2.5%
City and County of Denver, Airport System Subordinate Revenue	5.50	11/15/27	6,000,000	6,871,920
City and County of Denver, Airport System Subordinate Revenue	5.25	11/15/43	6,000,000	6,623,040
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	5.25	1/1/45	4,315,000	4,615,971
Colorado Health Facilities Authority, Revenue (Sisters of Charity of Leavenworth Health System)	5.25	1/1/25	4,000,000	4,241,320
Denver City & County School District #1, GO	5.50	12/1/41	1,550,000	1,884,087
Denver Convention Center Hotel Authority, Convention Center Hotel Senior Revenue	5.00	12/1/36	1,315,000	1,459,321
E-470 Public Highway Authority, Senior Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	9/1/20	6,740,000	[c] 6,394,238
				32,089,897
Connecticut - 2.1%
Connecticut, GO	5.00	10/15/25	10,600,000	11,682,684

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Connecticut - 2.1% (continued)
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/29	2,500,000	2,744,325
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	9/1/33	6,000,000	6,584,760
Hartford County Metropolitan District, Clean Water Project Revenue (Green Bonds)	5.00	11/1/34	5,025,000	5,614,885
				26,626,654
District of Columbia - 1.3%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	53,600,000	[c] 7,803,088
Metropolitan Washington Airports Authority, Airport System Revenue	5.00	10/1/35	2,000,000	2,239,520
Metropolitan Washington D.C. Airports Authority, Airport Systems Revenue	5.00	10/1/28	4,000,000	4,430,200
Metropolitan Washington D.C. Airports Authority, Airport Systems Revenue	5.00	10/1/35	2,000,000	2,263,220
				16,736,028
Florida - 8.5%
Broward County, Airport System Revenue	5.00	10/1/47	5,000,000	5,571,400
Broward County, Port Facilities Revenue	5.00	9/1/22	6,000,000	6,532,920
Central Expressway Authority, Revenue, Refunding (Insured; Build America Mutual Assurance Company)	5.00	7/1/38	2,500,000	2,862,575
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue	5.00	6/1/20	6,000,000	6,434,580
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue	5.00	6/1/25	30,000,000	34,669,200
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/22	8,000,000	8,961,920
Florida Department of Transportation, Turnpike Revenue	5.00	7/1/24	5,630,000	6,449,165
Gainesville Utilities System, Revenue	5.00	10/1/37	2,000,000	2,307,460

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Florida - 8.5% (continued)
Jacksonville Electric Authority, Electric System Revenue (Prerefunded)	5.00	10/1/23	1,455,000	[d]	1,673,599
Jacksonville Electric Authority, Electric System Revenue, Refunding	5.00	10/1/27	795,000		901,013
Jacksonville Electric Authority, Water and Sewer System Revenue, Refunding	5.00	10/1/29	1,220,000		1,399,194
Jacksonville Electric Authority, Water and Sewer System Revenue, Refunding (Prerefunded)	5.00	4/1/24	1,280,000	[d]	1,482,918
Lee County, Transportation Facilities Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/21	4,000,000		4,434,520
Miami Beach, Stormwater Revenue, Refunding	5.00	9/1/47	7,000,000		7,711,830
Miami Beach Redevelopment Agency, Tax Increment Revenue (City Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,695,255
Miami-Dade County, Aviation Revenue (Miami International Airport)	5.38	10/1/35	5,000,000		5,430,200
Miami-Dade County, Seaport Revenue	5.50	10/1/42	3,500,000		3,925,425
Orlando Utilities Commission Utility System, Revenue (Series 2018 Project)	5.00	10/1/38	3,000,000		3,463,890
Pinellas County Health Facilities Authority, Health System Revenue (BayCare Health System Issue) (Insured; National Public Finance Guarantee Corp.) Auction-Based	2.27	11/15/23	3,925,000	[e]	3,742,998
				109,650,062
Georgia - 2.1%
Atlanta, Water and Wastewater Revenue (Insured; Assured Guaranty Municipal Corp.)	5.25	11/1/34	1,190,000		1,257,580
Main Street Natural Gas Incorporated, Gas Supply Revenue, 1 Month LIBOR + .75%	1.87	9/1/23	7,500,000	[f]	7,525,875
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.75	1/1/20	1,000,000		1,013,560
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.00	1/1/21	7,705,000		8,322,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Georgia - 2.1% (continued)
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.00	1/1/28	8,400,000	9,616,572
				27,735,912
Idaho - .6%
Power County Industrial Development Corporation, SWDR (FMC Corporation Project)	6.45	8/1/32	7,625,000	7,656,034
Illinois - 8.1%
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/29	6,185,000	6,951,754
Chicago, Second Lien Water Revenue	5.00	11/1/27	2,695,000	3,023,440
Chicago, Second Lien Water Revenue	5.00	11/1/28	7,200,000	8,121,312
Chicago Park District, Limited Tax GO	5.00	1/1/27	3,000,000	3,325,590
Cook County, Sales Tax Revenue, Refunding	5.00	11/15/36	7,000,000	7,955,920
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Capital Improvement Bonds	5.00	12/1/44	5,000,000	5,513,350
Illinois, Sales Tax Revenue	5.00	6/15/24	5,000,000	5,591,550
Illinois Finance Authority, Revenue (Advocate Health Care Network)	5.00	6/1/29	9,500,000	10,389,580
Illinois Finance Authority, Revenue (Advocate Health Care Network)	5.00	6/1/30	10,305,000	11,232,450
Illinois Finance Authority, Revenue (OSF Healthcare System)	5.00	11/15/45	2,500,000	2,707,250
Illinois Finance Authority, Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	3,250,000	3,613,415
Illinois Municipal Electric Agency, Power Supply System Revenue	5.00	2/1/32	5,000,000	5,646,000
Illinois Toll Highway Authority, Toll Highway Senior Revenue	5.00	1/1/36	1,500,000	1,695,630
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/42	13,090,000	13,642,005
Railsplitter Tobacco Settlement Authority, Revenue	5.00	6/1/26	4,290,000	4,929,339

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Illinois - 8.1% (continued)
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/27	5,000,000	5,500,050
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	5,000,000	5,430,250
				105,268,885
Indiana - .4%
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/37	2,500,000	2,828,625
Indianapolis Local Public Improvement Bond Bank, Revenue (Indianapolis Airport Authority Project)	5.00	1/1/26	2,000,000	2,290,740
				5,119,365
Iowa - .7%
Iowa Finance Authority, Health Facilities Revenue (UnityPoint Health)	5.00	8/15/32	2,500,000	2,793,250
Iowa Finance Authority, Healthcare Revenue (Genesis Health System)	5.00	7/1/25	5,910,000	6,667,071
				9,460,321
Kentucky - 2.2%
Kentucky Public Energy Authority, Gas Supply Revenue	4.00	4/1/24	2,780,000	2,994,310
Kentucky Public Energy Authority, Gas Supply Revenue	4.00	4/1/24	10,000,000	10,718,500
Louisville/Jefferson County Metro Government, Health System Revenue (Norton Healthcare, Inc.)	5.75	10/1/42	6,000,000	6,741,960
Mount Sterling, LR (Kentucky League of Cities Funding Trust Program)	6.10	3/1/18	7,955,000	7,955,000
				28,409,770
Louisiana - 3.8%
East Baton Rouge Sewerage Commission, Revenue	5.00	2/1/39	8,000,000	8,960,320
Louisiana Public Facilities Authority, Hospital Revenue (Franciscan Missionaries of Our Lady Health System Project)	5.00	7/1/47	4,250,000	4,673,938
Louisiana Public Facilities Authority, Revenue (CHRISTUS Health Obligated Group)	6.00	7/1/29	6,500,000	6,855,355

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Louisiana - 3.8% (continued)
New Orleans Aviation Board, General Airport Revenue (North Terminal Project)	5.00	1/1/40	7,825,000	8,552,177
New Orleans Aviation Board, General Airport Revenue (North Terminal Project)	5.00	1/1/45	5,000,000	5,448,750
New Orleans Aviation Board, Gulf Opportunity Zone Customer Facility Charge Revenue (Consolidated Rental Car Project)	6.25	1/1/30	5,000,000	5,170,600
Tobacco Settlement Financing Corporation of Louisiana, Tobacco Settlement Asset-Backed Bonds	5.25	5/15/35	9,140,000	9,916,900
				49,578,040
Maine - .4%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	5,000,000	5,613,200
Maryland - 2.0%
Baltimore Convention Center Hotel, Revenue (Convention Center Hotel Project)	5.00	9/1/46	3,500,000	3,864,525
Maryland Health and Higher Educational Facilities Authority, Revenue (MedStar Health Issue)	5.00	8/15/38	4,000,000	4,401,080
Maryland Health and Higher Educational Facilities Authority, Revenue (University of Maryland Medical System Issue)	4.00	7/1/48	4,500,000	4,468,500
Maryland Stadium Authority, Revenue (Construction & Revitalization Program)	5.00	5/1/38	5,815,000	6,646,254
Montgomery County, Consolidated Public Improvement GO	5.00	12/1/24	5,165,000	6,074,143
				25,454,502
Massachusetts - 2.6%
Massachusetts, GO (Insured; Assured Guaranty Municipal Corp.)	5.25	9/1/23	2,500,000	2,904,025
Massachusetts Department of Transportation, Metropolitan Highway System Senior Revenue	5.00	1/1/27	10,000,000	10,567,900
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue K)	5.25	7/1/29	3,725,000	3,964,629

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Massachusetts - 2.6% (continued)
Massachusetts Health and Educational Facilities Authority, Revenue (Northeastern University Issue)	5.00	10/1/30	3,000,000	3,224,430
Massachusetts Port Authority, Revenue, Refunding	5.00	7/1/28	2,500,000	2,921,925
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/30	3,725,000	4,165,072
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	10/15/35	5,000,000	5,489,900
				33,237,881
Michigan - 3.5%
Great Lakes Water Authority, Water Supply System Second Lien Revenue	5.00	7/1/46	10,000,000	10,954,200
Kent Hospital Finance Authority, Revenue (Spectrum Health System)	5.50	11/15/25	7,710,000	8,545,456
Michigan Building Authority, Revenue (Facilities Program)	5.00	10/15/24	2,500,000	2,760,550
Michigan Finance Authority, Hospital Revenue, Refunding (Trinity Health Credit Group)	5.00	12/1/42	1,000,000	1,122,920
Michigan Finance Authority, HR (Sparrow Obligated Group)	5.00	11/15/34	2,965,000	3,291,684
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/30	6,000,000	6,734,760
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	5,000,000	5,581,650
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	1,250,000	1,230,850
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/45	5,000,000	5,537,000
				45,759,070
Minnesota - .3%
Minneapolis-Saint Paul Metropolitan Airports Commission, Senior Airport Revenue	5.00	1/1/36	1,650,000	1,900,124

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Minnesota - .3% (continued)
Western Minnesota Municipal Power Agency, Power Supply Revenue	5.00	1/1/30	1,565,000	1,769,655
				3,669,779
Missouri - 1.8%
Kansas City, General Improvement Airport Revenue	5.00	9/1/22	8,380,000	9,251,939
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (CoxHealth)	5.00	11/15/29	3,770,000	4,268,846
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,725,000	4,198,112
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue (Iatan 2 Project)	5.00	1/1/33	2,200,000	2,452,362
Saint Louis County Industrial Development Authority, Senior Living Facilities Revenue, Refunding (Friendship Village St. Louis)	5.00	9/1/48	2,250,000	2,478,645
				22,649,904
Nebraska - .5%
Nebraska Public Power District, General Revenue	5.00	1/1/34	2,975,000	3,341,847
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/41	3,050,000	3,382,633
				6,724,480
Nevada - 1.7%
Clark County, Airport System Revenue	5.00	7/1/40	19,000,000	21,390,010
New Jersey - 3.2%
Essex County Improvement Authority, SWDR (Covanta Project)	5.25	7/1/45	5,000,000	[b] 5,018,100
New Jersey Economic Development Authority, Cigarette Tax Revenue	5.00	6/15/28	2,250,000	2,417,445
New Jersey Economic Development Authority, Revenue	5.25	6/15/27	5,000,000	5,510,850
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.00	3/1/28	3,250,000	3,444,188

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New Jersey - 3.2% (continued)
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/29	3,130,000		3,420,464
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/31	7,550,000		8,195,600
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue)	5.00	7/1/28	3,000,000		3,325,380
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue (Insured; Assured Guaranty Corp.)	6.13	6/1/30	4,805,000		4,839,500
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/24	5,000,000		5,613,700
				41,785,227
New York - 12.6%
Long Island Power Authority, Electric System Revenue	5.00	9/1/34	1,000,000		1,145,530
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/30	6,170,000		7,129,188
Metropolitan Transportation Authority, Transportation Revenue (Prerefunded)	5.25	11/15/23	6,000,000	[d]	7,042,320
New York City, GO	5.00	3/1/25	5,000,000		5,755,250
New York City, GO	5.00	8/1/25	5,380,000		6,135,944
New York City, GO	5.00	10/1/36	11,505,000		12,612,356
New York City Health and Hospitals Corporation, Health System Revenue	5.00	2/15/25	14,625,000		15,449,411
New York City Industrial Development Agency, Senior Airport Facilities Revenue (Transportation Infrastructure Properties, LLC Obligated Group)	5.00	7/1/21	6,150,000		6,666,907
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/34	7,500,000		8,179,425
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	2/1/35	15,055,000		16,309,232

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.3% (continued)
New York - 12.6% (continued)
New York Liberty Development Corporation, Liberty Revenue (4 World Trade Center Project)	5.00	11/15/31	5,000,000		5,506,300
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	7,500,000	[b]	7,936,725
New York Liberty Development Corporation, Revenue (Goldman Sachs Headquarters Issue)	5.25	10/1/35	1,000,000		1,231,270
New York State Dormitory Authority, Revenue (New York University) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/27	9,500,000		11,394,205
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/31	10,000,000		11,483,100
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	3/15/32	7,100,000		8,063,115
New York State Thruway Authority, General Revenue	5.00	1/1/27	5,000,000		5,636,500
New York Transportation Development Corporation, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/21	1,100,000		1,196,206
New York Transportation Development Corporation, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/26	1,500,000		1,606,695
New York Transportation Development Corporation, Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/46	6,500,000		7,060,560
Port Authority of New York and New Jersey, (Consolidated Bonds, 183rd Series)	5.00	12/15/26	4,125,000		4,749,773
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/23	6,430,000		7,303,901
TSASC, Inc. of New York, Senior Tobacco Settlement Bonds	5.00	6/1/31	3,000,000		3,416,280
				163,010,193

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
North Carolina - .5%
North Carolina Medical Care Commission, Health Care Facilities Revenue (Duke University Health System)	5.00	6/1/28	3,250,000	3,934,548
North Carolina Turnpike Authority, Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/39	2,000,000	2,256,900
				6,191,448
Ohio - 1.8%
Allen County, Hospital Facilities Revenue (Catholic Health Partners)	5.00	5/1/42	4,465,000	4,793,803
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	38,000,000	[c] 2,440,740
Cuyahoga County Hospital, Hospital Revenue (The Metrohealth System)	5.25	2/15/47	2,500,000	2,676,800
Hamilton County, Sewer System Revenue (The Metropolitan Sewer District of the Greater Cincinnati)	5.00	12/1/29	2,250,000	2,591,145
Ohio Adult Correctional Capital Facilities, Revenue, Refunding (Lease Appropriations-Adult Correctional Building Fund Projects)	5.00	10/1/33	1,500,000	1,750,875
Ohio Higher Educational Facility Commission, HR (Cleveland Clinic Health System Obligated Group)	5.00	1/1/38	5,000,000	5,448,000
Ohio Turnpike and Infrastructure Commission, Junior Lien Turnpike Revenue (Infrastructure Projects)	5.25	2/15/39	3,000,000	3,328,890
				23,030,253
Pennsylvania - 3.9%
Allegheny County Port Authority, Special Transportation Revenue	5.25	3/1/22	5,000,000	5,473,500
Berks County Industrial Development Authority, Health Systems Revenue, Refunding (Tower Health Project)	5.00	11/1/47	4,950,000	5,443,267
Commonwealth Financing Authority of Pennsylvania, Revenue	5.00	6/1/35	3,500,000	3,862,915
Lancaster County Hospital Authority, Health System Revenue (University of Pennsylvania Health System)	5.00	8/15/42	5,240,000	5,863,612

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Pennsylvania - 3.9% (continued)
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/24	5,000,000	5,282,750
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/34	2,160,000	2,424,816
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/42	5,000,000	5,473,950
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.00	6/1/28	4,500,000	5,117,805
Philadelphia School District, GO	5.25	9/1/23	5,000,000	5,317,100
Philadelphia School District, GO	5.00	9/1/27	5,000,000	5,574,400
				49,834,115
South Carolina - 2.8%
Columbia, Waterworks and Sewer System Revenue	5.00	2/1/36	8,000,000	8,664,080
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.00	12/1/36	10,000,000	10,655,900
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.13	12/1/43	16,000,000	17,342,080
				36,662,060
South Dakota - .7%
South Dakota Health and Educational Facilities Authority, Revenue (Avera Health Issue)	5.00	7/1/44	5,000,000	5,438,050
South Dakota Health and Educational Facilities Authority, Revenue (Sanford)	5.00	11/1/35	3,000,000	3,334,140
				8,772,190
Tennessee - .5%
Chattanooga Health Educational and Housing Board, Revenue (Catholic Health Initiatives)	5.25	1/1/40	1,500,000	1,608,765
Johnson City Health and Educational Facilities Board, HR (Mountain States Health Alliance)	6.00	7/1/38	5,000,000	5,314,050
				6,922,815
Texas - 8.2%
Austin Convention Enterprises, Convention Center Revenue (1st Tier-Convention Center Hotel)	5.00	1/1/29	1,880,000	2,185,556
Corpus Christi, Utility System Junior Lien Improvement Revenue	5.00	7/15/40	5,000,000	5,562,200

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 8.2% (continued)
Dallas and Fort Worth, Joint Revenue (Dallas-Fort Worth International Airport)	5.00	11/1/22	3,000,000	3,363,240
Fort Worth, Water and Sewer System Revenue	5.00	2/15/27	5,320,000	6,171,306
Harris County Cultural Education Facilities Finance Corporation, HR (Texas Children's Hospital Project)	5.25	10/1/29	1,500,000	1,578,570
Houston, Combined Utility System First Lien Revenue	5.00	11/15/28	4,000,000	4,629,520
Houston Community College System, Limited Tax GO	5.00	2/15/29	4,000,000	4,494,800
Love Field Airport Modernization Corporation, Special Facilities Revenue (Southwest Airlines Company - Love Field Modernization Program Project)	5.00	11/1/28	4,450,000	4,875,108
Lower Colorado River Authority, Revenue	5.00	5/15/39	6,750,000	7,416,022
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/31	7,895,000	8,750,344
North Texas Tollway Authority, First Tier System Revenue	5.00	1/1/39	14,250,000	15,919,530
Plano Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/25	4,150,000	4,842,884
San Antonio, Electric and Gas Systems Junior Lien Revenue	5.00	2/1/43	9,275,000	10,201,016
Socorro Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/29	4,080,000	4,729,087
Tarrant County Cultural Education Facilities Finance Corporation, HR (Baylor Scott and White Health Project)	5.00	11/15/45	2,500,000	2,769,025
Texas A&M University, Financing Systems Revenue, Refunding	5.00	5/15/47	2,485,000	2,834,764
Texas Municipal Power Agency, Revenue, Refunding	5.00	9/1/42	1,750,000	1,871,520
Texas Transportation Commission, Central Texas Turnpike System First Tier Revenue	5.00	8/15/41	3,530,000	3,859,137

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Texas - 8.2% (continued)
Texas Transportation Commission, Central Texas Turnpike System Second Tier Revenue	5.00	8/15/31	5,000,000	5,595,100
Wichita Falls, Water and Sewer System Revenue	5.00	8/1/24	4,195,000	4,828,948
				106,477,677
Utah - 1.0%
Metropolitan Water District of Salt Lake and Sandy, Water Revenue Project Bonds	5.00	7/1/37	3,000,000	3,330,660
Salt Lake City, Airport Revenue (Salt Lake International Airport)	5.00	7/1/37	3,500,000	3,920,595
Utah County, HR (Intermountain Health Care Health Services, Inc.)	4.00	5/15/47	3,250,000	3,301,838
Utah Transit Authority, Subordinated Sales Tax Revenue	5.00	6/15/35	2,645,000	2,968,563
				13,521,656
Virginia - 1.1%
Danville Industrial Development Authority, HR (Danville Regional Medical Center) (Insured; AMBAC) (Escrowed to Maturity)	5.25	10/1/28	1,500,000	1,699,020
Virginia College Building Authority, Educational Facilities Revenue (21st Century College Program)	5.00	2/1/31	4,000,000	4,682,960
Virginia Commonwealth Transportation Board, Revenue, Refunding (Virginia Commonwealth Transportation Capital Project)	5.00	5/15/31	3,075,000	3,634,712
Virginia Small Business Financing Authority, Revenue	5.00	7/1/34	3,400,000	3,646,738
				13,663,430
Washington - 3.9%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Revenue (Green Bonds)	5.00	11/1/34	2,000,000	2,318,000
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Revenue (Green Bonds)	5.00	11/1/35	2,795,000	3,230,126
Grant County Public Utility District #2, Electric Systems Revenue, Refunding	5.00	1/1/47	3,400,000	3,851,214

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
Washington - 3.9% (continued)
Seattle, Drainage and Wastewater Improvement Revenue	5.00	9/1/27	5,000,000	5,532,900
Seattle, Municipal Light and Power Improvement Revenue	5.00	6/1/23	6,790,000	7,600,590
Washington, GO (Various Purpose)	5.00	8/1/35	10,000,000	11,377,300
Washington, Motor Vehicle Fuel Tax GO	5.00	7/1/23	2,575,000	2,953,860
Washington Health Care Facilities Authority, Revenue (Providence Health and Services)	5.00	10/1/42	12,375,000	13,490,854
				50,354,844
Wisconsin - 3.4%
Public Finance Authority of Wisconsin, HR (Renown Regional Medical Center Project)	5.00	6/1/40	6,000,000	6,545,280
Public Finance Authority of Wisconsin, Lease Development Revenue (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/46	5,000,000	5,500,900
Tender Option Bond Trust Receipts (Series 2017-XF2418), 11/15/43, Revenue (Ascension Health Alliance Senior Credit Group) (Series 2017 XF2418) Recourse	5.00	11/15/43	10,000,000	[b,g] 10,945,250
Wisconsin Environmental Improvement Fund, Revenue	5.00	6/1/32	3,205,000	3,716,871
Wisconsin Health and Educational Facilities Authority, Revenue (Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000	5,297,750
Wisconsin Health and Educational Facilities Authority, Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	3,000,000	3,246,120
Wisconsin Health and Educational Facilities Authority, Revenue (ProHealth Care, Inc. Obligated Group)	5.00	8/15/39	6,100,000	6,632,774
Wisconsin Transportation, Transportation Revenue	5.00	7/1/33	1,550,000	1,767,729
				43,652,674

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.3% (continued)
U.S. Related - .4%
Puerto Rico Highway & Transportation Authority, Transportation Revenue (Puerto Rico Highway and Transportation Authority) (Insured; AMBAC Indemnity Corporation)	5.25	7/1/41	4,900,000	5,364,814
Total Investments (cost $1,245,141,168)			99.3%	1,283,711,433
Cash and Receivables (Net)			0.7%	9,278,930
Net Assets			100.0%	1,292,990,363

LIBOR—London Interbank Offered Rate

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities were valued at $25,448,705 or 1.97% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

f Variable rate security—rate shown is the interest rate in effect at period end.

g Collateral for floating rate borrowings.

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	24.5
Health Care	18.6
Utility-Water and Sewer	10.7
Utility-Electric	10.1
Special Tax	8.5
Education	5.9
City	2.8
Industrial	2.6
State/Territory	2.6
Lease	2.1
Prerefunded	.9
County	.5
Resource Recovery	.1
Other	9.4
99.3

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,245,141,168	1,283,711,433
Cash		1,643,551
Interest receivable		13,739,713
Receivable for investment securities sold		5,226,092
Receivable for shares of Common Stock subscribed		66,863
Prepaid expenses		20,528
		1,304,408,180
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		726,253
Payable for floating rate notes issued—Note 4		5,000,000
Payable for investment securities purchased		4,868,839
Payable for shares of Common Stock redeemed		600,145
Interest and expense payable related to floating rate notes issued—Note 4		25,006
Accrued expenses		197,574
		11,417,817
Net Assets ($)		1,292,990,363
Composition of Net Assets ($):
Paid-in capital		1,272,175,613
Accumulated undistributed investment income—net		166,535
Accumulated net realized gain (loss) on investments		(17,922,050)
Accumulated net unrealized appreciation (depreciation) on investments		38,570,265
Net Assets ($)		1,292,990,363
Shares Outstanding
(600 million shares of $.001 par value Common Stock authorized)		112,081,070
Net Asset Value Per Share ($)		11.54

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2018 (Unaudited)

Investment Income ($):
Interest Income	24,415,621
Expenses:
Management fee—Note 3(a)	3,979,449
Shareholder servicing costs—Note 3(b)	566,499
Directors’ fees and expenses—Note 3(c)	61,137
Interest and expense related to floating rate notes issued—Note 4	41,375
Professional fees	32,310
Custodian fees—Note 3(b)	21,095
Registration fees	16,524
Loan commitment fees—Note 2	15,713
Prospectus and shareholders’ reports	15,506
Miscellaneous	40,536
Total Expenses	4,790,144
Less—reduction in fees due to earnings credits—Note 3(b)	(26,455)
Net Expenses	4,763,689
Investment Income—Net	19,651,932
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	9,497,021
Net unrealized appreciation (depreciation) on investments	(44,452,771)
Net Realized and Unrealized Gain (Loss) on Investments	(34,955,750)
Net (Decrease) in Net Assets Resulting from Operations	(15,303,818)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations ($):
Investment income—net	19,651,932	42,319,428
Net realized gain (loss) on investments	9,497,021	11,862,163
Net unrealized appreciation (depreciation) on investments	(44,452,771)	(53,571,280)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,303,818)	610,311
Distributions to Shareholders from ($):
Investment income—net	(19,485,397)	(41,914,845)
Net realized gain on investments	(475,227)	-
Total Distributions	(19,960,624)	(41,914,845)
Capital Stock Transactions ($):
Net proceeds from shares sold	17,074,891	56,303,338
Distributions reinvested	15,071,641	31,458,710
Cost of shares redeemed	(68,830,721)	(154,913,420)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(36,684,189)	(67,151,372)
Total Increase (Decrease) in Net Assets	(71,948,631)	(108,455,906)
Net Assets ($):
Beginning of Period	1,364,938,994	1,473,394,900
End of Period	1,292,990,363	1,364,938,994
Undistributed investment income—net	166,535	-
Capital Share Transactions (Shares):
Shares sold	1,452,105	4,813,659
Shares issued for distributions reinvested	1,287,891	2,689,809
Shares redeemed	(5,865,555)	(13,276,611)
Net Increase (Decrease) in Shares Outstanding	(3,125,559)	(5,773,143)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2018		Year Ended August 31,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	11.85	12.18	11.71	11.79	11.02	11.90
Investment Operations:
Investment income—net[a]	.17	.36	.38	.39	.42	.38
Net realized and unrealized gain (loss) on investments	(.31)	(.33)	.47	(.08)	.77	(.89)
Total from Investment Operations	(.14)	.03	.85	.31	1.19	(.51)
Distributions:
Dividends from investment income—net	(.17)	(.36)	(.38)	(.39)	(.42)	(.37)
Dividends from net realized gain on investments	(.00)[b]	-	-	-	(.00)[b]	-
Total Distributions	(.17)	(.36)	(.38)	(.39)	(.42)	(.37)
Net asset value, end of period	11.54	11.85	12.18	11.71	11.79	11.02
Total Return (%)	(1.15)[c]	.29	7.32	2.67	11.10	(4.52)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[d]	.73	.73	.72	.74	.72
Ratio of net expenses to average net assets	.72[d]	.73	.73	.72	.74	.72
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[d]	.00[e]	.00[e]	.01	.01	.01
Ratio of net investment income to average net assets	2.96[d]	3.07	3.16	3.32	3.71	3.18
Portfolio Turnover Rate	9.82[c]	13.89	16.38	14.65	19.04	23.67
Net Assets, end of period ($ x 1,000)	1,292,990	1,364,939	1,473,395	1,429,159	1,490,774	1,492,691

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Bond Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,283,711,433	-	1,283,711,433
Liabilities ($)
Floating Rate Notes††	-	(5,000,000)	-	(5,000,000)

† See Statement of Investments for additional detailed categorizations.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At February 28, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $29,009,876 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2017. If not applied, the carryover expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2017 was as follows: tax-exempt income $41,914,845. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2018, the fund was charged $313,800 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2018, the fund was charged $157,036 for transfer agency services and $10,709 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $10,709.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2018, the fund was charged $21,095 pursuant to the custody agreement. These fees were partially offset by earnings credits of $15,746.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2018, the fund was charged $7,388 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2018, the fund was charged $5,495 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $597,965, Shareholder Services Plan fees $51,000, custodian fees $11,018, Chief Compliance Officer fees $7,326 and transfer agency fees $58,944.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2018, amounted to $129,399,422 and $157,026,120, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2018, was approximately $5,000,000, with a related weighted average annualized interest rate of 1.67%.

At February 28, 2018, accumulated net unrealized appreciation on investments was $38,570,265, consisting of $48,783,423 gross unrealized appreciation and $10,213,158 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on October 30-31, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median for the two-, three-, and five-year periods and slightly below the median for the other periods and above the Performance Universe median for all periods except the ten-year period when it was slightly below the median. The Board also considered that the fund’s yield performance was above the Performance Group median for four of the ten one-year periods ended September 30th, and above the Performance Universe median for eight of the ten one-year periods ended September 30th and considered the relative proximity of the yield performance to the Performance Group and/or Performance Universe median during certain periods when the fund’s performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average and noted that the fund’s performance was above the performance of the average in four of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

Dreyfus Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DRTAX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0054SA0218

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 27, 2018

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)